Financial Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Income
Interest income	$ 5,318	$ 4,784	$ 2,650
Total financial income	5,318	4,784	2,650
Financial costs
Amortization and write-off of deferred loan/bond issuance costs/premium	14,154	12,593	12,398
Interest expense on loans and realized loss on cash flow hedges	122,819	111,600	85,813
Interest expense on bonds and realized loss on CCS	34,607	30,029	27,085
Lease charge	10,506	10,520	10,875
Loss arising on bond repurchases at a premium (Note 13)	2,119		1,459
Other financial costs, including unrealized foreign exchange losses on cash and bonds	6,276	1,885	1,551
Total financial costs	$ 190,481	$ 166,627	$ 139,181